Cash and balances with central bank (Tables)	12 Months Ended
Dec. 31, 2022
Cash and balances with central bank [abstract]
Summary of cash and balances with central bank

Cash and balances with central banks
in EUR million	2022	2021
Amounts held at central banks [1]	85,934	104,870
Cash and bank balances	1,681	1,650
	87,614	106,520
1 Amounts held at central banks include an amount of EUR -12 million (2021: EUR -6 million) of Loan loss provisions.